Schedules of Investments (unaudited)
Impax Global Sustainable Infrastructure Fund	March 31, 2023

PERCENT OF NET ASSETS	SHARES/
NAME OF ISSUER AND TITLE OF ISSUE	PRINCIPAL	VALUE
COMMON STOCKS: 98.1%
COMMUNICATION SERVICES: 13.1%
AT&T, Inc.	71,779	$1,381,746
BCE, Inc.	25,812	1,156,240
Globe Telecom, Inc.	6,695	230,461
HKT Trust & HKT, Ltd.	823,000	1,092,515
Koninklijke KPN NV	61,421	217,035
Lumen Technologies, Inc.	210,786	558,583
Nippon Telegraph & Telephone Corp.	19,300	576,736
Orange SA	96,000	1,140,497
PCCW, Ltd.	1,389,000	693,362
Singapore Telecommunications, Ltd.	126,500	234,388
SK Telecom Co., Ltd.	26,185	971,518
SoftBank Corp.	100,700	1,162,460
Swisscom AG	783	499,688
Tele2 AB, Class B	112,335	1,118,078
Telenor ASA	245	2,873
Telia Company AB	294,939	748,927
Telstra Corp., Ltd.	131,804	373,190
Verizon Communications, Inc.	35,949	1,398,056
Vodafone Group PLC	924,423	1,019,728
		14,576,081

CONSUMER DISCRETIONARY: 0.4%
Sekisui Chemical Co., Ltd.	29,700	421,813

CONSUMER STAPLES: 1.5%
Darling Ingredients, Inc. (a)	7,355	429,532
Sysco Corp.	15,955	1,232,205
		1,661,737

FINANCIALS: 1.7%
Jack Henry & Associates, Inc.	3,108	468,438
MasterCard, Inc., Class A	3,325	1,208,338
Visa, Inc., Class A	832	187,583
		1,864,359
HEALTH CARE: 7.0%
AmerisourceBergen Corp.	3,120	499,543
Cardinal Health, Inc.	7,175	541,713
Cigna Corp.	2,808	717,528
CVS Health Corp.	13,055	970,117
Encompass Health Corp.	9,311	503,725
HCA Healthcare, Inc.	4,599	1,212,665
Henry Schein, Inc. (a)	6,542	533,435
McKesson Corp.	1,768	629,496
Mettler-Toledo International, Inc. (a)	362	553,936
Premier, Inc., Class A	14,917	482,863
Quest Diagnostics, Inc.	3,665	518,524
Sonic Healthcare, Ltd.	24,140	565,913
		7,729,458

INDUSTRIALS: 29.6% (b)
A.O. Smith Corp.	4,575	316,361
Advanced Drainage Systems, Inc. (c)	5,396	454,397
Andritz AG	13,872	938,637
Ashtead Group PLC	22,724	1,395,364
Bloom Energy Corp., Class A (a)(c)	22,945	457,294
Brambles, Ltd.	82,798	746,527
Canadian Pacific Railway, Ltd.	16,338	1,258,080
Carlisle Companies, Inc.	1,919	433,828
China Conch Venture Holdings, Ltd.	253,500	443,937
Clean Harbors, Inc. (a)	1,213	172,925
CSX Corp.	39,616	1,186,103
East Japan Railway Co.	3,700	204,764
Ferguson PLC	19,065	2,538,478
Geberit AG	1,528	853,307
Generac Holdings, Inc. (a)	4,808	519,312
Herc Holdings, Inc.	100	11,390
Hubbell, Inc.	5,347	1,300,979
Kurita Water Industries, Ltd.	17,900	819,946
Lennox International, Inc.	2,184	548,796
Masco Corp.	14,760	733,867
Miura Co., Ltd.	18,700	479,601
NARI Technology Co., Ltd., Class A	143,070	564,087
Norfolk Southern Corp.	4,962	1,051,944
Otis Worldwide Corp.	1,664	140,442
Pentair PLC	12,624	697,728
Plug Power, Inc. (a)(c)	40,016	468,988
Prysmian SpA	15,611	655,517
Quanta Services, Inc.	5,507	917,686
Schneider Electric SE	16,177	2,703,560
Shanghai Liangxin Electrical Co., Ltd., Class A	166,400	308,738
Shimizu Corp.	144,100	816,647
Sunrun, Inc. (a)	10,265	206,840
Union Pacific Corp.	6,608	1,329,926
United Rentals, Inc.	1,506	596,015
Vertiv Holdings Co.	29,191	417,723
Voltronic Power Technology Corp.	14,000	797,211
Waste Management, Inc.	13,072	2,132,958
Watsco, Inc.	1,797	571,734
Watts Water Technologies, Inc., Class A	3,621	609,487
West Japan Railway Co.	14,200	584,921
Xinjiang Goldwind Science & Technology Co., Ltd., Class H	707,000	605,332
Xylem, Inc.	8,105	848,594
		32,839,971
INFORMATION TECHNOLOGY: 11.6%
Applied Materials, Inc.	6,278	771,127
ASML Holding NV	947	645,331
Cadence Design Systems, Inc. (a)	2,625	551,486
Check Point Software Technologies, Ltd. (a)	4,098	532,740
China Railway Signal & Communication Corp., Ltd., Class H	1,534,000	564,955
Cisco Systems, Inc.	18,506	967,401
Enphase Energy, Inc. (a)	2,619	550,723
First Solar, Inc. (a)	1,752	381,060
Juniper Networks, Inc.	16,645	572,921
KLA Corp.	1,297	517,723
Microsoft Corp.	1,621	467,334
Motorola Solutions, Inc.	2,411	689,859
SolarEdge Technologies, Inc. (a)	1,649	501,214
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	19,485	1,812,496
TE Connectivity, Ltd.	3,811	499,813
Texas Instruments, Inc.	7,836	1,457,574
VMware, Inc., Class A (a)	2,080	259,688
Xinyi Solar Holdings, Ltd.	973,389	1,166,896
		12,910,341
MATERIALS: 0.5%
Elkem ASA (a)	159,878	543,302

REAL ESTATE: 4.9%
Boston Properties, Inc., REIT	7,307	395,455
Country Garden Holdings Co., Ltd.	2,249,000	633,166
Cousins Properties, Inc., REIT	5,541	118,467
Douglas Emmett, Inc., REIT	6,100	75,213
Healthpeak Properties, Inc., REIT	35,230	774,003
Japan Real Estate Investment Corp., REIT	69	274,982
Medical Properties Trust, Inc., REIT	62,550	514,161
Omega Healthcare Investors, Inc., REIT	34,116	935,119
Orix JREIT, Inc., REIT	296	375,307
Ventas, Inc., REIT	18,260	791,571
Welltower, Inc., REIT	7,354	527,208
		5,414,652

UTILITIES: 27.8% (b)
Acciona SA	5,494	1,102,313
Adani Green Energy, Ltd. (a)	22,329	242,128
American Water Works Co., Inc.	10,522	1,541,368
Beijing Enterprises Water Group, Ltd.	662,000	165,420
Boralex, Inc., Class A	15,689	477,693
Brookfield Renewable Partners, LP	28,512	898,713
Corp ACCIONA Energias Renovables SA	29,211	1,132,853
Edison International	21,482	1,516,414
EDP - Energias de Portugal SA	249,277	1,358,289
EDP Renovaveis SA	51,950	1,189,963
Encavis AG	22,854	392,602
Enel Americas SA	8,419,830	1,109,029
Enel Chile SA	10,423,231	568,571
Enel SpA	302,472	1,844,761
Engie Brasil Energia SA	140,300	1,111,948
Guangdong Investment, Ltd.	1,110,000	1,135,501
Iberdrola SA	186,217	2,319,853
Innergex Renewable Energy, Inc.	39,774	432,025
Mercury NZ, Ltd.	63,084	249,522
Meridian Energy, Ltd.	367,515	1,209,061
Neoen SA	8,225	259,333
Ormat Technologies, Inc.	8,371	709,610
Orsted A/S	15,630	1,332,738
Pennon Group PLC	46,057	497,644
Power Grid Corp of India, Ltd.	449,252	1,235,731
Severn Trent PLC	34,528	1,226,536
Solaria Energia y Medio Ambiente SA (a)	28,258	509,735
SSE PLC	65,480	1,461,110
Sunnova Energy International, Inc. (a)(c)	15,658	244,578
United Utilities Group PLC	62,186	813,856
Veolia Environnement SA	45,462	1,402,829
Verbund AG	13,884	1,207,668
		30,899,395

TOTAL COMMON STOCKS		108,861,109
(Cost $110,372,817)

CLOSED-END INVESTMENT COMPANY: 0.3%
Renewables Infrastructure Group Ltd., The	250,521	385,067
(Cost $386,616)

MONEY MARKET: 0.5%
State Street Institutional U.S. Government Money Market Fund, 4.700% (d)(e)	537,160	537,160
(Cost $537,160)

SECURITIES PURCHASED WITH CASH COLLATERAL FROM SECURITIES LENDING: 0.1%
State Street Navigator Securities Lending Government Money Market Portfolio, 4.855% (d)(e)	141,818	141,818
(Cost $141,818)

TOTAL INVESTMENTS: 99.0%		109,925,154
(Cost $111,438,411)

PAYABLE UPON RETURN OF SECURITIES LOANED: -0.1%		(141,818)

OTHER ASSETS AND LIABILITIES - (NET): 1.1%		1,203,888

Net Assets: 100.0%		$110,987,224

(a)	Non-income producing security.
(b)	Broad industry sectors used for financial reporting.
(c)	Security or partial position of this security was on loan as of March 31, 2023. The total market value of securities on loan as of March 31, 2023 was $1,579,960.
(d)	Rate shown represents annualized 7-day yield as of March 31, 2023.
(e)	Premier Class shares

ADR - American Depositary Receipts

REIT - Real Estate Investment Trust

SUMMARY OF INVESTMENTS BY COUNTRY

Country	Value	Percent of Net Assets
Australia	$1,685,630	1.5%
Austria	2,146,305	1.9%
Brazil	1,111,948	1.0%
Canada	4,222,753	3.8%
Chile	1,677,600	1.5%
China	5,588,031	5.0%
Denmark	1,332,738	1.2%
France	5,506,220	4.9%
Germany	392,602	0.4%
Hong Kong	1,785,877	1.6%
India	1,477,859	1.3%
Israel	532,740	0.5%
Italy	2,500,278	2.3%
Japan	5,717,176	5.1%
Netherlands	862,366	0.8%
New Zealand	1,458,583	1.3%
Norway	546,175	0.5%
Philippines	230,461	0.2%
Portugal	1,358,289	1.2%
Singapore	234,388	0.2%
South Korea	971,518	0.9%
Spain	6,254,718	5.6%
Sweden	1,867,005	1.7%
Switzerland	1,852,808	1.7%
Taiwan	2,609,706	2.4%
United Kingdom	6,414,238	5.8%
United States	48,908,164	44.1%
Money Market	537,160	0.5%
Other assets and liabilities (net)	1,203,888	1.1%
	$110,987,224	100.0%

March 31, 2023
Notes to Schedules of Investments

Pax World Funds Series Trust I and Pax World Fund Series Trust III

Valuation of Investments For purposes of calculating the net asset value (“NAV”), determined ordinarily as of the close of regular trading (normally 4:00 p.m. Eastern time) (the “NYSE Close”) on the New York Stock Exchange (“NYSE”) on each day that the NYSE is open for trading, the Funds normally use pricing data for domestic equity securities received shortly after the NYSE Close and do not normally take into account trading, clearances or settlements that take place after the NYSE Close. U.S. fixed income and non-U.S. securities are normally priced using data reflecting the earlier closing of the principal markets for those securities, subject to possible fair value adjustments. Information that becomes known to the Funds or their agents after NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or NAV determined earlier that day.

For the purpose of these financial statements, fair values for various types of securities and other instruments are determined on the basis of closing prices or last sales prices on an exchange or other market, or based on quotes or other market information obtained from quotation reporting systems, established market makers or pricing services. Short-term investments having a maturity of 60 days or less are generally valued at amortized cost, which approximates fair value.

Investments denominated in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. As a result, the NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar.

If market quotations are not readily available (including in cases when available market quotations are deemed to be unreliable), the Funds’ investments will be valued as determined in good faith pursuant to policies and procedures approved by the Boards of Trustees of the Trusts (the “Boards” or “Boards of Trustees”) (so called “fair value pricing”). Fair value pricing may require subjective determinations about the value of a security or other asset, and fair values used to determine a Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same investments. Also, the use of fair value pricing may not always result in adjustments to the prices of securities or other assets held by a Fund. The Boards have delegated to the Adviser’s Best Execution and Valuation Committee the day-to-day responsibility for making fair value pricing determinations with respect to Fund holdings.

The Funds may determine that market quotations are not readily available due to events relating to a single issuer (e.g., corporate actions or announcements) or events relating to multiple issuers (e.g., governmental actions or natural disasters). The Funds may determine the fair value of investments based on information provided by pricing services and other third-party vendors, which may recommend fair value prices or adjustments with reference to other securities, indices or assets. In considering whether fair value pricing is required and in determining fair values, the Funds may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and the usual time of valuation. At March 31, 2023, six securities were fair valued in good faith pursuant to policies and procedures approved by the Boards of Trustees. The Core Bond Fund held two securities fair valued at $454,521, representing 0.05% of the Fund’s net asset value and the High Yield Bond Fund held four securities fair valued at $756,814, representing 0.13% of the Fund’s net asset value.

For those Funds that invest in non-U.S. securities, investors should be aware that many securities markets and exchanges outside the U.S. close prior to the close of the NYSE, and the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE. As a result, the Funds’ fair value pricing procedures require the Funds to consider changes in the fair value of non-U.S. securities between the time of the closing of the local market’s exchange and the close of the NYSE. Generally, if there has been a movement in the U.S. market that exceeds a specified threshold, the Funds will assess whether the closing price on the local exchange is still appropriate. Although the threshold may be revised from time to time and the number of days on which fair value prices will be used will depend on market activity, it is possible that fair value prices will be used by the Funds to a significant extent. The value determined for an investment using the Funds’ fair value pricing procedures may differ from recent market prices for the investment.

Fair Value Measurements Fair value is defined as the price that the Fund would receive upon selling an investment in an orderly transaction between market participants. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•	Level 1 – unadjusted quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a general summary of valuation inputs and classifications for different categories of securities.

Equity Securities Equity securities, including common stocks, preferred stocks and exchange-traded funds, for which market quotations are readily available, valued at the last reported sale price or official closing price as reported by an independent pricing service, are generally categorized as Level 1 in the hierarchy. Non-U.S. equity securities may also be valued at official close, or may be valued based on the fair value pricing procedures noted above. When third-party fair value pricing of foreign securities methods are applied, they are generally categorized as Level 2. To the extent that inputs for equity securities are unobservable, values are categorized as Level 3 in the hierarchy.

Fixed Income Securities Fixed income securities, including Corporate Bonds (both investment-grade and high-yield), U.S. Treasury Obligations, Government Bonds, Mortgage-Backed and Asset-Backed Securities, Bank Loans and Municipal Bonds, are valued at evaluated prices received from independent pricing services, which are evaluated using various inputs and techniques which may include trade activity, broker-dealer quotes, yield curves, coupon rates, default rates, cash flows, models and other inputs, and are generally categorized as Level 2 in the hierarchy. To the extent that inputs for fixed income securities are unobservable, values are categorized as Level 3 in the hierarchy.

Affiliated and Unaffiliated Investment Companies Investments in mutual funds are valued at the Funds’ closing net asset value and are generally categorized as Level 1.

Short-term Investments Short-term securities, including repurchase agreements, with remaining maturities of 60 days or less, which are valued at amortized cost, are generally categorized as Level 2 in the hierarchy.

The following is a summary of the inputs used to value the Funds’ net assets as of March 31, 2023:

	Level 1	Level 2	Level 3*	Totals
Large Cap
Common Stocks	$1,378,643,866	$-	$-	$1,378,643,866
Cash Equivalents	20,201,779	-	-	20,201,779
Total	$1,398,845,645	$-	$-	$1,398,845,645
Small Cap
Common Stocks	$596,285,922	$-	$-	$596,285,922
Cash Equivalents	28,052,806	-	-	28,052,806
Total	$624,338,728	$-	$-	$624,338,728
US Sustainable Economy
Common Stocks	$261,682,147	$-	$-	$261,682,147
Exchange-Traded Funds	$1,974,828	-	-	1,974,828
Cash Equivalents	629,780	-	-	629,780
Total	$264,286,755	$-	$-	$264,286,755
Global Sustainable Infrastructure
Common Stocks	$57,916,725	$50,944,384	$-	$108,861,109
Closed-End Investment Company	385,067	-	-	385,067
Cash Equivalents	678,978	-	-	678,978
Total	$58,980,770	$50,944,384	$-	$109,925,154
Global Opportunities
Common Stocks	$67,980,471	$45,116,564	$-	$113,097,035
Preferred Stocks	-	2,551,496	-	2,551,496
Cash Equivalents	972,598	-	-	972,598
Total	$68,953,069	$47,668,060	$-	$116,621,129
Global Environmental Markets
Common Stocks	$1,469,496,510	$913,134,032	$-	$2,382,630,542
Cash Equivalents	14,263,895	-	-	14,263,895
Total	$1,483,760,405	$913,134,032	$-	$2,396,894,437
Global Women’s Leadership
Common Stocks	$436,443,823	$356,963,534	$-	$793,407,357
Preferred Stocks	-	325,453	-	325,453
Cash Equivalents	6,749,661	-	-	6,749,661
Total	$443,193,484	$357,288,987	$-	$800,482,471
International Sustainable Economy
Common Stocks	$-	$933,419,659	$-	$933,419,659
Preferred Stocks	-	6,066,351	-	6,066,351
Cash Equivalents	33,980,639	-	-	33,980,639
Total	$33,980,639	$939,486,010	$-	$973,466,649
Core Bond
Community Investment Notes	$-	$242,653	$454,521	$697,174
Corporate Bonds	-	322,807,933	-	322,807,933
U.S. Gov't Agency Bonds	-	9,131,155	-	9,131,155
Government Bonds	-	6,478,883	-	6,478,883
Supranational Bonds	-	95,527,892	-	95,527,892
Municipal Bonds	-	16,757,006	-	16,757,006
U.S. Treasury Notes	-	112,879,457	-	112,879,457
Asset-Backed Securities	-	49,275,929	-	49,275,929
Mortgage-Backed Securities	-	203,391,245	-	203,391,245
Cash Equivalents	16,858,435	-	-	16,858,435
Total	$16,858,435	$816,492,153	$454,521	$833,805,109
High Yield Bond
Community Investment Notes	$-	$242,653	$671,055	$913,708
Common Stocks	-	1,285,101	28,586	1,313,687
Preferred Stocks	-	-	57,173	57,173
Corporate Bonds	-	552,569,866	-	552,569,866
Loans	-	17,407,499	-	17,407,499
Medium Term Certificates of Deposit	-	500,000	-	500,000
Cash Equivalents	20,424,464	-	-	20,424,464
Total	$20,424,464	$572,005,119	$756,814	$593,186,397
Sustainable Allocation
Affiliated Investment Companies	$2,170,570,307	$-	$-	$2,170,570,307
Cash Equivalents	57,008,370	-	-	57,008,370
Total	$2,227,578,677	$-	$-	$2,227,578,677

See Schedules of Investments for additional detailed industry classifications.

Significant unobservable inputs were used by two Funds for Level 3 fair value measurements. The High Yield Bond Fund holds two securities of the same issuer which are valued based on an offer by the issuer to repurchase the shares. The Core Bond Fund and High Yield Bond Fund each hold a position in the same promissory note and community investment note, which are both valued at par.

Affiliated Investments The term “affiliated company” includes other investment companies that are managed by a Fund’s Adviser. At March 31, 2023, the Sustainable Allocation Fund held the following investments in affiliated Funds:

Tables for Notes to the Financial Statements

	Shares Held at	Gross	Gross	Shares Held at	Value at	Dividend	Realized	Net change in Unrealized Appreciation/	Value at
Fund	12/31/22	Additions	Reductions	03/31/23	12/31/22	Income	Gains/Losses[1]	Depreciation	03/31/23
Sustainable Allocation
Large Cap	75,268,533	-	2,394,309	72,874,224	$870,104,236	$-	$(1,210,212)	$53,815,218	$892,709,241
Small Cap	4,176,980	-	-	4,176,980	59,689,044	-	-	3,090,965	62,780,009
Global Sustainable Infrastructure	7,971,319	-	-	7,971,319	68,314,199	-	-	3,188,527	71,502,727
Global Opportunities	4,082,111	-	-	4,082,111	56,129,027	-	-	4,653,607	60,782,634
Global Environmental Markets	2,635,835	-	-	2,635,835	51,609,644	-	-	4,639,069	56,248,713
Global Women's Leadership	2,057,973	-	-	2,057,973	56,491,351	-	-	3,766,090	60,257,442
International Sustainable Economy	11,578,384	-	-	11,578,384	99,689,886	-	-	8,799,572	108,489,458
Core Bond	85,316,699	614,701	-	85,931,400	740,548,945	5,430,015	-	16,232,556	762,211,516
High Yield	16,220,310	232,112	-	16,452,421	92,617,968	1,352,955	-	1,617,645	95,588,567
Total					$2,095,194,300	$6,782,970	$(1,210,212)	$99,803,249	$2,170,570,307